Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	333-267851
Entity Registrant Name	LEET Inc.
Entity Central Index Key	0001946746
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	805, 8th Floor
Entity Address, Address Line Two	Menara Mutiara Majestic
Entity Address, Address Line Three	Jalan Othman, Petaling Jaya
Entity Address, City or Town	Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	46000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	151,096,262
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction flag	false
Auditor Firm ID	6723
Auditor Name	JP CENTURION & PARTNERS PLT
Auditor Location	Kuala Lumpur, Malaysia
Ordinary Shares, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	LTESF
Preferred shares, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Preferred shares, par value $0.0001 per share
Trading Symbol	LTESF
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	805, 8th Floor
Entity Address, Address Line Two	Menara Mutiara Majestic
Entity Address, Address Line Three	Jalan Othman, Petaling Jaya
Entity Address, City or Town	Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	46000
City Area Code	603
Local Phone Number	7783 1636
Contact Personnel Name	Song Dai
Contact Personnel Email Address	contact@myleet.com